Active Small Cap Value ETF Investment Risks - Active Small Cap Value ETF	Jun. 30, 2025
Proxy Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Proxy Portfolio Risk. Unlike traditional ETFs that disclose their portfolio holdings on a daily basis, the Fund discloses a Proxy Portfolio. The goal of the Proxy Portfolio, during all market conditions, is to track closely the daily performance of the Actual Portfolio and minimize intra-day misalignment between the performance of the Proxy Portfolio and the performance of the Actual Portfolio. The Proxy Portfolio is designed to reflect the economic exposures and the risk characteristics of the Actual Portfolio on any given trading day. The Proxy Portfolio is intended to provide authorized participants and other market participants with enough information to support an effective arbitrage mechanism that keeps the market price of the Fund at or close to the underlying NAV per share of the Fund. The Proxy Portfolio methodology is novel and not yet proven as an effective arbitrage mechanism. The effectiveness of the Proxy Portfolio as an arbitrage mechanism is contingent upon, among other things, the Fund’s factor model analysis creating a Proxy Portfolio that performs in a manner substantially identical to the performance of the Actual Portfolio and the willingness of authorized participants and other market participants to trade based on a Proxy Portfolio. There is no guarantee that this arbitrage mechanism will operate as intended. Further, while the Proxy Portfolio will include some of the Fund’s holdings, it is not the Actual Portfolio. ETFs trading on the basis of a published Proxy Portfolio may exhibit wider premiums and discounts, bid/ask spreads, and tracking error than other ETFs using the same investment strategies that publish their portfolios on a daily basis, especially during periods of market disruption or volatility. Therefore, Shares of the Fund may cost investors more to trade than shares of a traditional ETF. ●Each day, the Fund calculates the overlap between the holdings of the prior business day’s Proxy Portfolio compared to the Actual Portfolio (Proxy Overlap) and the difference, in percentage terms, between the Proxy Portfolio per share NAV and that of the Actual Portfolio (Tracking Error). If the Tracking Error becomes large, there is a risk that the performance of the Proxy Portfolio may deviate from the performance of the Actual Portfolio. ●The adviser monitors its Tracking Error, bid/ask spread and premiums/discounts on an ongoing basis. If these items reach certain levels outlined by the Order, the adviser will call a meeting of the Fund’s Board of Trustees (the Board) to consider the recommendations regarding the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, corrective measures would be appropriate. See the Statement of Additional Information for further discussion of the Board’s monitoring responsibilities. ●Although the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify the Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. The Proxy Portfolio and any related disclosures have been designed to minimize the risk of predatory trading practices, but they may not be successful in doing so.
Premium Discount Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Premium/Discount Risk. Publication of the Proxy Portfolio does not have the same level of transparency as the publication of the Actual Portfolio by a fully transparent ETF. Although the Proxy Portfolio is intended to provide authorized participants and other market participants with enough information to allow for an effective arbitrage mechanism that is intended to keep the market price of the Fund at or close to the underlying NAV per share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from NAV per share of the Fund. This means the price paid to buy Shares on an exchange may not match the value of the Fund’s portfolio. The same is true when Shares are sold.
Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Trading Halt Risk. If securities representing 10% or more of the Actual Portfolio do not have readily available market quotations, the Fund will promptly request that the listing exchange halt trading in the Fund’s Shares which means that investors would not be able to trade their Shares. Trading halts may have a greater impact on the Fund compared to other ETFs due to the Fund’s structure. If the trading of a security held in the Fund’s Actual Portfolio is halted, or otherwise does not have readily available market quotations, and the investment adviser believes that the lack of any such readily available market quotations may affect the reliability of the Proxy Portfolio as an arbitrage vehicle, or otherwise determines it is in the best interest of the Fund, the investment adviser will promptly disclose on the Fund’s website the identity and weighting of such security for so long as such security’s trading is halted or otherwise does not have readily available market quotations and remains in the Actual Portfolio.
Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk. Although the Proxy Portfolio is designed to reflect the economic exposure and risk characteristics of the Actual Portfolio on any given trading day, there is a risk that the performance of the Proxy Portfolio will diverge from the performance of the Actual Portfolio, potentially materially. If the Tracking Error becomes too large, the Fund will disclose its securities on a daily basis until it is able to reduce its Tracking Error. This would result in the Fund losing the protection of the Proxy Portfolio strategy for some period of time or require the Board to consider other actions for the Fund.
Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Smaller Company Risk. Investments in securities of smaller companies (mid cap and small cap companies) may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than securities of larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of securities issued by such companies may be more sudden or erratic than the prices of securities of larger companies, especially over the short term. These risks are higher for small cap companies.
Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Value Investing Risk. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.
Industry and Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, contagion risk within a particular industry or sector or to other industries or sectors, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of the Fund’s Shares may fluctuate in response to events affecting that industry or sector.
Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financials Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Industrials Sector Risk. The industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
ETF Shares Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Shares Trading Risk. Shares are listed for trading on the NYSE Arca, Inc. (the Exchange) and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The adviser cannot predict whether Shares will trade above, below or at their NAV. In addition, due to the Fund’s novel and unique structure, Shares of the Fund may trade at a larger premium or discount to the NAV of shares of traditional ETFs that disclose their portfolio holdings daily. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares.
Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened for ETFs that invest in securities issued by non-U.S. issuers. The fact that the Fund is offering a novel and unique structure may affect the number of entities willing to act as authorized participants.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.